                        SCHRODER CAPITAL FUNDS (DELAWARE)

                              PROSPECTUS SUPPLEMENT

                to Advisor Shares Prospectus dated March 1, 1999

DIRECT MANAGEMENT BY SCHRODER. Each of Schroder International Fund, Schroder International Smaller Companies Fund, and Schroder U.S. Smaller Companies Fund has redeemed all of its interest in the corresponding Portfolio of Schroder Capital Funds, thus eliminating the previous two-tier investment structure. As a result, Schroder is managing the portfolios of each of those Funds pursuant to the standby investment advisory agreements between Schroder and each of those Funds described in the Prospectus. In addition, State Street Bank and Trust Company now serves as custodian, sub-administrator, and transfer agent for each of the Funds.

Each of those Funds pays investment advisory fees to Schroder at the same rate as did the corresponding Portfolio. (The investment advisory agreement between Schroder International Fund and Schroder provides that the Fund will pay fees to Schroder at a rate of 0.50% of the Fund's average daily net asset up to $100 million, 0.40% of the next $100 million, and 0.35% of the Fund's average daily net assets in excess of $200 million. Schroder has agreed to limit the investment advisory fees payable to it by the Fund to the rate of 0.45% of the Fund's average daily net assets, the same rate at which advisory fees were previously paid to Schroder under the two-tier structure.) Each Fund will pay administrative fees to Schroder at a rate equal to the aggregate of the rates at which the Fund and the corresponding Portfolio paid fees to Schroder prior to Schroder's direct management of the Fund.

SUB-ADVISORY ARRANGEMENTS FOR SCHRODER INTERNATIONAL SMALLER COMPANIES FUND. Subject to the direction and control of Schroder, Schroder Investment Management International Limited (SIMIL), an affiliate of Schroder, serves as subadviser to Schroder International Smaller Companies Fund pursuant to an Investment Subadvisory Agreement among Schroder, SIMIL, and the Fund. SIMIL has been registered as a U.S. investment adviser since 1998, and as of March 31, 1999 had under management assets of approximately $36.3 billion. SIMIL's address is 31 Gresham Street, London, United Kingdom, EC2V 7QA. Pursuant to the Investment Subadvisory Agreement, Schroder pays SIMIL a monthly fee at the annual rate of 0.25% of the average daily net assets of Schroder International Smaller Companies Fund, out of the compensation received by Schroder from that Fund.

SCHRODER INTERNATIONAL BOND FUND. Shares of Schroder International Bond Fund are no longer being offered.

REORGANIZATION OF SCHRODER. It is anticipated that, on or about July 1, 1999, Schroder will be reorganized into a newly created Delaware corporation, Schroder Investment Management North America Inc., which will become the investment adviser to each of the Funds and the Portfolios. The reorganization will not result in any change in the services provided to the Fund or in the personnel providing those services.

FUND COMMUNICATIONS.   The way you may communicate with the Funds has changed.

         - Although you may continue to use the "800" telephone numbers provided in the Prospectus, you may also call 800-464-3108 during the business hours of 8 a.m. - 6 p.m. (EST) Monday through Friday to find out more about the Funds and other funds in the Schroder family.


MHODMA.Active;8012780;2

         - All written communications, including applications and purchase, redemption, and exchange requests should be sent to one of the following addresses:

                  REGULAR MAIL:                  OVERNIGHT OR EXPRESS MAIL:
                  Schroder Funds                 Boston Financial Data Services
                  P.O. Box 8507                  2 Heritage Drive
                  Boston, MA  02266              North Quincy, MA  02171
                                                 Attn:  Schroder Funds

         - If you or your service organization wish to wire money to a Fund, you should direct the wires to:

                           State Street Bank & Trust Co.
                           225 Franklin Street
                           Boston, MA 02101
                           ABA# 011000028
                           DDA# 9904-650-0
                           Attn:  Mutual Funds / Control Department
                           FBO:  (shareholder's name, fund, account number)

June 1, 1999


MHODMA.Active;8012780;2               -2-

                        SCHRODER CAPITAL FUNDS (DELAWARE)

                              PROSPECTUS SUPPLEMENT

                to Investor Shares Prospectus dated March 1, 1999

DIRECT MANAGEMENT BY SCHRODER. Each of Schroder International Fund, Schroder International Smaller Companies Fund, and Schroder U.S. Smaller Companies Fund has redeemed all of its interest in the corresponding Portfolio of Schroder Capital Funds, thus eliminating the previous two-tier investment structure. As a result, Schroder is managing the portfolios of each of those Funds pursuant to the standby investment advisory agreements between Schroder and each of those Funds described in the Prospectus. In addition, State Street Bank and Trust Company now serves as custodian, sub-administrator, and transfer agent for each of the Funds.

Each of those Funds pays investment advisory fees to Schroder at the same rate as did the corresponding Portfolio. (The investment advisory agreement between Schroder International Fund and Schroder provides that the Fund will pay fees to Schroder at a rate of 0.50% of the Fund's average daily net asset up to $100 million, 0.40% of the next $100 million, and 0.35% of the Fund's average daily net assets in excess of $200 million. Schroder has agreed to limit the investment advisory fees payable to it by the Fund to the rate of 0.45% of the Fund's average daily net assets, the same rate at which advisory fees were previously paid to Schroder under the two-tier structure.) Each Fund will pay administrative fees to Schroder at a rate equal to the aggregate of the rates at which the Fund and the corresponding Portfolio paid fees to Schroder prior to Schroder's direct management of the Fund.

SUB-ADVISORY ARRANGEMENTS FOR SCHRODER INTERNATIONAL SMALLER COMPANIES FUND. Subject to the direction and control of Schroder, Schroder Investment Management International Limited (SIMIL), an affiliate of Schroder, serves as subadviser to Schroder International Smaller Companies Fund pursuant to an Investment Subadvisory Agreement among Schroder, SIMIL, and the Fund. SIMIL has been registered as a U.S. investment adviser since 1998, and as of March 31, 1999 had under management assets of approximately $36.3 billion. SIMIL's address is 31 Gresham Street, London, United Kingdom, EC2V 7QA. Pursuant to the Investment Subadvisory Agreement, Schroder pays SIMIL a monthly fee at the annual rate of 0.25% of the average daily net assets of Schroder International Smaller Companies Fund, out of the compensation received by Schroder from that Fund.

SCHRODER INTERNATIONAL BOND FUND. Shares of Schroder International Bond Fund are no longer being offered.

REORGANIZATION OF SCHRODER. It is anticipated that, on or about July 1, 1999, Schroder will be reorganized into a newly created Delaware corporation, Schroder Investment Management North America Inc., which will become the investment adviser to each of the Funds and the Portfolios. The reorganization will not result in any change in the services provided to the Fund or in the personnel providing those services.

FUND COMMUNICATIONS.   The way you may communicate with the Funds has changed.

         - Although you may continue to use the "800" telephone numbers provided in the Prospectus, you may also call 800-464-3108 during the business hours of 8 a.m. - 6 p.m. (EST) Monday through Friday to find out more about the Funds and other funds in the Schroder family.


MHODMA.Active;8012777;2

         - All written communications, including applications and purchase, redemption, and exchange requests should be sent to one of the following addresses:

                  REGULAR MAIL:                  OVERNIGHT OR EXPRESS MAIL:
                  Schroder Funds                 Boston Financial Data Services
                  P.O. Box 8507                  2 Heritage Drive
                  Boston, MA  02266              North Quincy, MA  02171
                                                 Attn:  Schroder Funds

         - If you or your service organization wish to wire money to a Fund, you should direct the wires to:

                           State Street Bank & Trust Co.
                           225 Franklin Street
                           Boston, MA 02101
                           ABA# 011000028
                           DDA# 9904-650-0
                           Attn:  Mutual Funds / Control Department
                           FBO:  (shareholder's name, fund, account number)

June 1, 1999


MHODMA.Active;8012777;2               -2-

                        SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

                              PROSPECTUS SUPPLEMENT

                to Investor Shares Prospectus dated March 1, 1999

DIRECT MANAGEMENT BY SCHRODER. The Fund has redeemed all of its interest in the corresponding Portfolio of Schroder Capital Funds, thus eliminating the previous two-tier investment structure. As a result, Schroder is managing the Fund's portfolio pursuant to the standby investment advisory agreement between Schroder and the Fund described in the Prospectus. In addition, State Street Bank and Trust Company now serves as custodian, sub-administrator, and transfer agent for the Funds.

The Fund pays investment advisory fees to Schroder at the same rate as did the Portfolio. The Fund will pay administrative fees to Schroder at a rate equal to the aggregate of the rates at which the Fund and the Portfolio paid fees to Schroder prior to Schroder's direct management of the Fund.

EXPENSE LIMITATION. Schroder is contractually obligated through October 31, 1999 to reduce its compensation (and, if necessary, to pay certain other Fund expenses) to the extent that the Fund's total operating expenses attributable to its Investor Shares exceed an annual rate of 1.18% of the Fund's average daily net assets.

REORGANIZATION OF SCHRODER. It is anticipated that, on or about July 1, 1999, Schroder will be reorganized into a newly created Delaware corporation, Schroder Investment Management North America Inc., which will become the investment adviser to each of the Funds and the Portfolios. The reorganization will not result in any change in the services provided to the Fund or in the personnel providing those services.

MINIMUM INVESTMENT IN THE FUND. The minimum initial investment in the Fund (other than for IRA accounts) is now $1 million. This change will not affect existing Fund accounts.

FUND COMMUNICATIONS.   The way you may communicate with the Fund has changed.

         - Although you may continue to use the "800" telephone numbers provided in the Prospectus, you may also call 800-464-3108 during the business hours of 8 a.m. - 6 p.m. (EST) Monday through Friday to find out more about the Fund and other funds in the Schroder family.

         - All written communications, including applications and purchase, redemption, and exchange requests should be sent to one of the following addresses:

                  REGULAR MAIL:                  OVERNIGHT OR EXPRESS MAIL:
                  Schroder Funds                 Boston Financial Data Services
                  P.O. Box 8507                  2 Heritage Drive
                  Boston, MA  02266              North Quincy, MA  02171
                                                 Attn:  Schroder Funds


MHODMA.Active;8012815;1

         - If you or your service organization wish to wire money to the Fund, you should direct the wires to:

                           State Street Bank & Trust Co.
                           225 Franklin Street
                           Boston, MA 02101
                           ABA# 011000028
                           DDA# 9904-650-0
                           Attn:  Mutual Funds / Control Department
                           FBO:  (shareholder's name, fund, account number)

June 1, 1999


MHODMA.Active;8012815;1               -2-

                        SCHRODER CAPITAL FUNDS (DELAWARE)

             SCHRODER EMERGING MARKETS FUND INSTITUTIONAL PORTFOLIO

                              PROSPECTUS SUPPLEMENT

                to Advisor Shares Prospectus dated March 1, 1999

DIRECT MANAGEMENT BY SCHRODER. The Fund has redeemed all of its interest in the corresponding Portfolio of Schroder Capital Funds, thus eliminating the previous two-tier investment structure. As a result, Schroder is managing the Fund's portfolio pursuant to the standby investment advisory agreement between Schroder and the Fund described in the Prospectus. In addition, State Street Bank and Trust Company now serves as custodian, sub-administrator, and transfer agent for the Funds.

The Fund pays investment advisory fees to Schroder at the same rate as did the Portfolio. The Fund will pay administrative fees to Schroder at a rate equal to the aggregate of the rates at which the Fund and the Portfolio paid fees to Schroder prior to Schroder's direct management of the Fund.

EXPENSE LIMITATION. Schroder is contractually obligated through October 31, 1999 to reduce its compensation (and, if necessary, to pay certain other Fund expenses) to the extent that the Fund's total operating expenses attributable to its Advisor Shares exceed an annual rate of 1.43% of the Fund's average daily net assets.

REORGANIZATION OF SCHRODER. It is anticipated that, on or about July 1, 1999, Schroder will be reorganized into a newly created Delaware corporation, Schroder Investment Management North America Inc., which will become the investment adviser to each of the Funds and the Portfolios. The reorganization will not result in any change in the services provided to the Fund or in the personnel providing those services.

MINIMUM INVESTMENT IN THE FUND. The minimum initial investment in the Fund (other than for IRA accounts) is now $1 million. This change will not affect existing Fund accounts.

FUND COMMUNICATIONS.   The way you may communicate with the Fund has changed.

         - Although you may continue to use the "800" telephone numbers provided in the Prospectus, you may also call 800-464-3108 during the business hours of 8 a.m. - 6 p.m. (EST) Monday through Friday to find out more about the Fund and other funds in the Schroder family.

         - All written communications, including applications and purchase, redemption, and exchange requests should be sent to one of the following addresses:

                  REGULAR MAIL:                  OVERNIGHT OR EXPRESS MAIL:
                  Schroder Funds                 Boston Financial Data Services
                  P.O. Box 8507                  2 Heritage Drive
                  Boston, MA  02266              North Quincy, MA  02171
                                                 Attn:  Schroder Funds

MHODMA.ACTIVE;8012790;2

         - If you or your service organization wish to wire money to the Fund, you should direct the wires to:

                           State Street Bank & Trust Co.
                           225 Franklin Street
                           Boston, MA 02101
                           ABA# 011000028
                           DDA# 9904-650-0
                           Attn:  Mutual Funds / Control Department
                           FBO:  (shareholder's name, fund, account number)

June 1, 1999

MHODMA.ACTIVE;8012790;2               -2-